As filed with the Securities and Exchange Commission on May 30, 2000



                                                  1933 Act File No. 333-75181
                                                  1940 Act File No. 811-09263



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           SECURITIES ACT OF 1933       [x]
                       POST-EFFECTIVE AMENDMENT NO. 2   [x]
                                     and/or
                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [x]
                               AMENDMENT NO. 3          [x]


                        The Wright Asset Allocation Trust
             ------------------------------------------------------
                (Exact Name of Registrant as Specified in Charter)

                  255 State Street, Boston, Massachusetts 02109
             -------------------------------------------------------
                     (Address of Principal Executive Office)

                                  617--482-8260
                         --------------------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                  255 State Street, Boston, Massachusetts 02109
               ------------------------------------------------------
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] Immediately  upon filing  pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph  (a)(1)
[ ] On May 1, 2000 pursuant to paragraph (b
[x] 75 days after filing  pursuant  to  paragraph  (a)(2)
[ ] 60 days  after  filing  pursuant  toparagraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:


[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE WRIGHT ASSET ALLOCATION TRUST



PROSPECTUS


AUGUST__, 2000




o    WRIGHT MANAGED GROWTH WITH INCOME FUND


o    WRIGHT MANAGED INCOME WITH GROWTH FUND

o    WRIGHT MANAGED GROWTH FUND


         ADVISOR SHARES
         INDIVIDUAL SHARES

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

AN INVESTMENT IN A MUTUAL FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
-------------------------------------------------------------------------------



THE WRIGHT ASSET ALLOCATION TRUST: OVERVIEW OF PRINCIPAL STRATEGIES........1


INFORMATION ABOUT THE FUND
         Wright Managed Growth with Income Fund............................2
         Wright Managed Income with Growth Fund............................4
         Wright Managed Growth Fund........................................6

INFORMATION ABOUT YOUR ACCOUNT.............................................8
         How the Funds Value their Shares..................................8
         Purchasing Shares.................................................8
         Distribution and Service Plans....................................9
         Selling Shares....................................................9
         Exchanging Shares.................................................9


DIVIDENDS AND TAXES.......................................................10

MANAGING THE FUNDS........................................................11
         Wright Investors' Service, the Investment Adviser................11
         Master Feeder Fund Structure.....................................11
         The Euro.........................................................12

Financial Highlights......................................................13

-------------------------------------------------------------------------------

HOW TO USE THIS PROSPECTUS:

Reading this prospectus will help you decide if investing in the fund is right for you. Please keep this prospectus for future reference. Included in this prospectus are descriptions telling you about the fund's:

(Graphic - Ship's Wheel)
OBJECTIVE: what the fund seeks to achieve.

(Graphic - Compass)
PRINCIPAL INVESTMENT STRATEGIES: how the fund intends to achieve its investment objective and the strategy used by Wright Investors'Service, the fund's investment adviser.

(Graphic - Life Preserver)
PRINCIPAL RISKS: the risks associated with the fund's primary investments.

(Graphic - Assorted Nautical Flags)
Who May Want to Invest: determine if the fund is a suitable investment for you.

(Graphic - Ship's Log)
PAST PERFORMANCE: the total return on your investment, including income from dividends and capital gain distributions, as well as appreciation or depreciation in price over various time periods.

(Graphic - Two Crossed Anchors with a $ in the center)
FEES AND EXPENSES: what overall costs you bear by investing in the fund.

THE WRIGHT ASSET ALLOCATION TRUST:
OVERVIEW OF PRINCIPAL STRATEGIES
-------------------------------------------------------------------------------


The Wright Asset Allocation Trust was created to offer a variety of funds to meet differing investment objectives. Each fund is a fund of funds. This means that a fund invests in other mutual funds managed by Wright Investors Service. This prospectus describes three funds, Wright Managed Growth with Income Fund, Wright Managed Income with Growth Fund and Wright Managed Growth Fund. Depending on Wrights model asset allocation, each fund may invest in some or all of the following Wright Blue Chip Funds.


   ----- Side Bar Text -----
                                    Blue Chip

Financial dictionaries define Blue Chip as a common stock of a company that has a long record of profit growth and dividend payment and a reputation for quality management, products and services. Wright further refines this to include only securities issued by companies that meet its qualitative standards.

-----End Side Bar Text-----

   o WRIGHT SELECTED BLUE CHIP EQUITIES PORTFOLIO (WSBC) seeks long-term total return by investing in equity securities of well-established quality companies whose current operations reflect characteristics likely to provide comparatively superior total investment return. The portfolio's benchmark is the Standard & Poor's Mid-Cap 400 Index.

   o WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC) seeks total return by investing in the equity securities of larger companies. The fund's benchmark is the Standard & Poor's 500 Index.

   o WRIGHT INTERNATIONAL BLUE CHIP EQUITIES PORTFOLIO (WIBC) seeks total return by investing in equity securities of well-established non-U.S. companies. Wright focuses on individual stock selection instead of trying to predict which country or industry will perform best.

   o WRIGHT U.S. GOVERNMENT NEAR TERM PORTFOLIO (WNTB) seeks a higher level of income than is normally available from short-term money market instruments by investing in U.S. government obligations of all types and maintaining an average weighted maturity of less than five years.

   o WRIGHT U.S. TREASURY PORTFOLIO (WUSTB) seeks a high total return with a high level of income by investing in U.S. Treasury bills, notes and bonds. The portfolio's benchmark is the Lehman U.S. Treasury Bond Index.

   o WRIGHT TOTAL RETURN BOND FUND (WTRB) seeks a superior rate of total return by investing in U.S. government and investment grade (rated "BBB" or higher) corporate debt securities of companies meeting Wright quality standards. The fund's benchmark is the Lehman U.S. Aggregate Bond Index.

   o WRIGHT CURRENT INCOME PORTFOLIO (WCIF) seeks a high level of current income with moderate fluctuations of principal by investing in debt obligations issued or guaranteed by the U.S. government or any of its agencies, or backed only by the credit of a federal agency such as the Federal Home Loan Bank, Fannie Mae (Federal National Mortgage Association) and the Federal Home Loan Mortgage Corporation, and corporate debt securities.

When investing in a fund of funds, you will bear the operating expenses of the underlying funds as well as your share of the funds operating expenses. For example, you will indirectly pay a management or asset allocation fee for the fund and management fees for the underlying fund.

WRIGHT MANAGED GROWTH WITH INCOME FUND
--------------------------------------------------------------------------------

CUSIP:Advisor Shares 982225104 Ticker Symbol:Advisor Shares  WGIAY (Unofficial)
  Individual Shares  982225203            Individual Shares  WGIIY (Unofficial)

(Graphic - Ship's Wheel)
OBJECTIVE
High total return (consisting of price appreciation and high income) with reduced risk. This objective may be changed without shareholder approval.

(Graphic - Compass)
PRINCIPAL INVESTMENT STRATEGIES
The fund is a balanced fund investing its assets in various Wright managed equity and income funds. Wright allocates the fund's assets based on a fundamental analysis of the economy and investment markets in the U.S. and foreign countries. Over the long-term, the fund expects to have an asset mix of 65% equity (10% is international equity) and 35% fixed income. This mix will vary over short-term periods as Wright follows a dynamic process of monitoring the asset allocation model and making adjustments. Purchases and sales of funds are made when necessary to adjust the asset allocation model, when new investments become available to the fund, or when necessary to accommodate redemption activity. The equity allocation may range from 40% to 80% with up to 25% being international equities. The U.S. equities may be allocated among large, medium and small companies. The fixed income allocation may range from 20% to 60%. Fixed income funds selected could include those investing in U.S. government issues, high quality corporate issues and mortgage backed securities issued and guaranteed as to timely payment of principal and interest by the Government National Mortgage Association. Up to 50% of the fixed income allocation could be in money market securities.

At the end of 1999 the asset allocation model for growth with income called for a mix of 55% equities and 45% fixed income. This was further allocated as follows:

   o Wright Major Blue Chip Equities Fund               32.3%
   o Wright International Blue Chip Equities Portfolio  10.4%
   o Wright Selected Blue Chip Equities Portfolio       16.9%
   o Wright U.S. Treasury Portfolio                     39.6%

The remaining 0.8% of the fund's assets were invested in U.S. Treasury bills and similar money market securities.

(Graphic - Life Preserver)
PRINCIPAL  RISKS
In addition to normal market and management risks, the fund may invest in equity funds that have specific risks. These risks are:

     o WRIGHT MAJOR BLUE CHIP EQUITIES FUND. Performance could be adversely affected if large capitalization or value stocks fall out of favor and returns trail the overall stock market.
     o WRIGHT SELECTED BLUE CHIP EQUITIES PORTFOLIO. Performance could be adversely affected if mid-cap or value stocks fall out of favor with the market and returns trail the overall market. Also, if selected companies remain undervalued or experience an adverse event such as an unfavorable earnings report.
     o WRIGHT INTERNATIONAL BLUE CHIP EQUITIES PORTFOLIO. Foreign investments are subject to special risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company, lack of public information, and the impact of political, social, or diplomatic events.

-----Side Bar Text-----
                                A Word About Risk

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fall and you could lose money on your investment.

o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.

-----End Side Bar Text-----

In addition, fixed income funds may be subject to special risks such as:

     o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest on its obligations.
     o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the change in price.
     o PREPAYMENT RISK: When interest rates decline, the issuer of a mortgage-backed or other debt security may exercise an option to prepay the principal. This forces reinvestment in lower yielding securities.
     o EXTENSION RISK: When interest rates rise, the life of a mortgage-backed security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's income may decline during times of falling interest rates.

When the market is unfavorable, the fund's assets may be held temporarily in cash or invested in short-term obligations without limit. Although the fund would do this to reduce losses, defensive investments may conflict with and hurt the fund's efforts to achieve its investment objective. Likewise, Wright's efforts to maximize returns while minimizing risk may not be successful.

(Graphic - Assorted Nautical Flags)
WHO MAY WANT TO INVEST
You may be interested in the fund if you are seeking an actively managed well-diversified balanced investment portfolio with the fund's objective of growth with a high level of income. The fund will be of particular interest to individuals wishing to have a professional investment adviser make the decision when to enter or exit different markets. Advisor Shares have been created for use in 401(k) and similar retirement plans. Individual Shares were created for individuals who wish to invest directly or through their bank or other financial institution. The fund is intended for those seeking a long-term investment commitment.

(Graphic - Ship's Log)
PAST PERFORMANCE
The fund commenced operations on July 14, 1999 and therefore does not have annual returns for a full calendar year.

(Graphic - Two Crossed Anchors with a $ in the center)
FEES AND EXPENSES
The table describes the estimated fees and expenses you may pay if you buy and hold shares of the fund.

                                                        Advisor   Individual
                                                        Shares      Shares(2)
-------------------------------------------------------------------------------
SHAREHOLDER FEES  Maximum deferred sales charge (load)    none       1.00%(1)
(paid directly from    (% of offering price)
your investment)
-------------------------------------------------------------------------------
ANNUAL FUND
OPERATING         Management fee                           0.20%       0.20%
EXPENSES          Distribution and service (12b-1) fees    0.50%       1.00%
(deducted directly                  Other expenses         2.79%       0.80%
from fund assets)
-------------------------------------------------------------------------------
     Total Operating Expenses                              3.49%       2.00%
-------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(4)              (1.48%)     (0.00%)
-------------------------------------------------------------------------------
     Net Operating Expenses(3)                             2.01%       2.00%
-------------------------------------------------------------------------------
     1 Shares  redeemed  during the first year after  purchase  are subject to a deferred sales charge of 1.00% deducted from redemption proceeds.
     2 Expenses are estimated since the fund had been operating for less than
       6 months as of December 31, 1999.
     3 Under an  expense  offset  arrangement,  custodian  fees are  reduced  by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the above expense ratio. If reflected, the ratio would be:
-------------------------------------------------------------------------------
     Net Operating Expenses after Custodian Fee Reductions           1.97%
-------------------------------------------------------------------------------
     4 Under a written  agreement,  Wright  waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit the expense ratio to 2.00%.
-------------------------------------------------------------------------------
-----Side Bar Text-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----End Side Bar Text-----

Example

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.
Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

                                         1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
Individual Shares with redemption          $303      $627     $1,078     $2,327
Individual Shares without redemption       $203      $627     $1,078     $2,327
Advisor Shares                             $204      $630     $1,083     $2,338

WRIGHT MANAGED INCOME WITH GROWTH FUND
-------------------------------------------------------------------------------

CUSIP: Advisor Shares     Ticker Symbol:  Advisor Shares     WIGAY (Unofficial)
       Individual Shares                  Individual Shares  WIGIY (Unofficial)

(Graphic - Ship's Wheel)
OBJECTIVE

High  total  return  (consisting  of a high  level  of  income  and  some  price
appreciation)   with  reduced  risk.  This  objective  may  be  changed  without shareholder  approval.

(Graphic - Compass)
PRINCIPAL  INVESTMENT  STRATEGIES

     The fund is a balanced fund investing its assets in various Wright managed equity and income funds. Wright allocates the fund's assets based on a fundamental analysis of the economy and investment markets in the U.S. and foreign countries. Over the long-term, the fund expects to have an asset mix of 35% equity (5% is international equity) and 65% fixed income. This mix will vary over short-term periods as Wright follows a dynamic process of monitoring the asset allocation model and making adjustments. Purchases and sales of funds are made when necessary to adjust the asset allocation model, when new investments become available to the fund, or when necessary to accommodate redemption activity. The equity allocation may range from 0% to 50% with up to 15% being international equities. The U.S. equities may be allocated among large, medium and small companies. The fixed income allocation may range from 50% to 100%. Fixed income funds selected could include those investing in U.S. government issues, high quality corporate issues and mortgage backed securities issued and guaranteed as to timely payment of principal and interest by the Government National Mortgage Association. Up to 50% of the fixed income allocation could be in money market securities.

At the end of March 2000 Wright's asset allocation model for income with growth called for a mix of 37% equities and 63% fixed income. This was further allocated as follows:
   o Wright Major Blue Chip Equities Fund               19%
   o Wright Selected Blue Chip Equities Portfolio        8%
   o Wright International Blue Chip Equities Portfolio  10%
   o Wright U.S. Treasury Portfolio                     63%

If the fund had existed at that time, its assets would have been allocated the same way.

(Graphic - Life Preserver)
PRINCIPAL RISKS

     In addition to normal market and management risks, the fund may invest in equity funds that have specific risks. These risks are: o Wright Major Blue Chip Equities Fund. Performance could be adversely affected if large capitalization or value stocks fall out of favor and returns trail the overall stock market.

     o WRIGHT SELECTED BLUE CHIP EQUITIES PORTFOLIO. Performance could be adversely affected if mid-cap or value stocks fall out of favor with the market and returns trail the overall market. Also, if selected companies remain undervalued or experience an adverse event such as an unfavorable earnings report.
     o WRIGHT INTERNATIONAL BLUE CHIP EQUITIES PORTFOLIO. Foreign investments are subject to special risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company, lack of public information, and the impact of political, social, or diplomatic events.

-----Side Bar Text-----
                                A Word About Risk

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fall and you could lose money on your investment.

o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.
-----End Side Bar Text-----

In addition, fixed income funds may be subject to special risks such as:

     o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded as the issuer may be unable to pay principal and interest obligations.
     o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the change in price.
     o PREPAYMENT RISK: When interest rates decline, the issuer of a mortgage-backed or other debt security may exercise an option to prepay the principal. This forces reinvestment in lower yielding securities.
     o EXTENSION RISK: When interest rates rise, the life of a mortgage-backed security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's income may decline during times of falling interest rates.

When the market is unfavorable, the fund's assets may be held temporarily in cash or invested in short-term obligations without limit. Although the fund would do this to reduce losses, defensive investments may conflict with and hurt the fund's efforts to achieve its investment objective. Likewise, Wright's efforts to maximize returns while minimizing risk may not be successful.

(Graphic - Assorted Nautical Flags)
WHO MAY WANT TO INVEST

You may be interested in the fund if you are seeking an actively managed well-diversified balanced investment portfolio with the fund's objective of income with growth. The fund will be of particular interest to individuals wishing to have a professional investment adviser make the decision when to enter or exit different markets.

Advisor Shares have been created for use in 401(k) and similar retirement plans. Individual Shares were created for individuals who wish to invest directly or through their bank or other financial institution. The fund is intended for those seeking a long-term investment commitment.

(Graphic - Ship's Log)
PAST PERFORMANCE
The fund has not yet commenced operations.

(Graphic - Two Crossed Anchors with a $ in the center)
FEES AND EXPENSES
                                                        Advisor    Individual
                                                        Shares(2)   Shares(2)
-------------------------------------------------------------------------------
SHAREHOLDER FEES  Maximum deferred sales charge (load)    none       1.00%(1)
(paid directly from    (% of offering price)
your investment)
-------------------------------------------------------------------------------
ANNUAL FUND
OPERATING         Management fee                           0.20%       0.20%
EXPENSES          Distribution and service (12b-1) fees    0.50%       1.00%
(deducted directly                  Other expenses         1.00%       1.00%
from fund assets)
-------------------------------------------------------------------------------
     Total Operating Expenses                              1.70%       2.20%
-------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(4)              (0.20%)     (0.20%)
-------------------------------------------------------------------------------
     Net Operating Expenses(3)                             1.50%       2.00%
-------------------------------------------------------------------------------
     1 Shares  redeemed  during the first year after  purchase  are subject to a deferred sales charge of 1.00% deducted from redemption proceeds.
     2 Expenses are estimated since operations have not commenced.
     3 Under an  expense  offset  arrangement,  custodian  fees are  reduced  by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the above expense ratio. If reflected, the ratio would be:
-------------------------------------------------------------------------------
     Net Operating Expenses after Custodian Fee Reductions 1.49%       1.99%
-------------------------------------------------------------------------------
     4 Under a written  agreement,  Wright  waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit the expense ratio to 2.00%.
-------------------------------------------------------------------------------
-----Side Bar Text-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----End Side Bar Text-----

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.
Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

                                         1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
Individual Shares with redemption          $303      $627     $1,078     $2,327
Individual Shares without redemption       $203      $627     $1,078     $2,327
Advisor Shares                             $153      $474     $  818     $1,791

WRIGHT MANAGED GROWTH FUND
-------------------------------------------------------------------------------

CUSIP:    Advisor Shares    Ticker Symbol:  Advisor Shares    WGRAY (Unofficial)
          Individual Shares                 Individual Shares WGRIY (Unofficial)

(Graphic - Ship's Wheel)
OBJECTIVE

High total return with emphasis on price appreciation and reduced risk. This objective may be changed without shareholder approval.

(Graphic - Compass)
PRINCIPAL  INVESTMENT STRATEGIES

The fund is a growth fund investing its assets in various Wright managed equity and income funds. Wright allocates the fund's assets based on a fundamental analysis of the economy and investment markets in the U.S. and foreign countries. Over the long-term, the fund expects to have an asset mix of 95% equity (15% is international equity) and 15% fixed income. This mix will vary over short-term periods as Wright follows a dynamic process of monitoring the asset allocation model and making adjustments. Purchases and sales of funds are made when necessary to adjust the asset allocation model, when new investments become available to the fund, or when necessary to accommodate redemption activity. The equity allocation may range from 70% to 100% with up to 30% being international equities. The U.S. equities may be allocated among large, medium and small companies. The fixed income allocation may range from 0% to 30%. Fixed income funds selected could include those investing in U.S. government issues, high quality corporate issues and mortgage backed securities issued and guaranteed as to timely payment of principal and interest by the Government National Mortgage Association. Up to 100% of the fixed income allocation could be in money market securities.

At the end of March 2000 Wright's asset allocation model called for a mix of 94% equities and 6% fixed income. This was further allocated as follows:

   o Wright Major Blue Chip Equities Fund               49%
   o Wright Selected Blue Chip Equities  Portfolio      21%
   o Wright International Blue Chip Equities Portfolio  24%
   o Wright U.S. Government Near Term Portfolio          3%

The model called for the remaining 3% of assets to be invested in U.S. Treasury bills and similar money market securities. If the fund had existed at that time, its assets would have been allocated the same way.

(Graphic - Life Preserver)
PRINCIPAL RISKS

In addition to normal market and management risks, the fund may invest in equity funds that have specific risks. These risks are:

     o WRIGHT MAJOR BLUE CHIP EQUITIES FUND. Performance could be adversely affected if large capitalization or value stocks fall out of favor and returns trail the overall stock market.
     o WRIGHT SELECTED BLUE CHIP EQUITIES PORTFOLIO. Performance could be adversely affected if mid-cap or value stocks fall out of favor with the market and returns trail the overall market. Also, if selected companies remain undervalued or experience an adverse event such as an unfavorable earnings report.
     o WRIGHT INTERNATIONAL BLUE CHIP EQUITIES PORTFOLIO. Foreign investments are subject to special risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company, lack of public information, and the impact of political, social, or diplomatic events

-----Side Bar Text-----
                                A Word About Risk

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fall and you could lose money on your investment.

o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.

-----End Side Bar Text-----

In addition, fixed income funds may be subject to special risks such as:

     o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded as the issuer may be unable to pay principal and interest obligations.
     o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the change in price.
     o PREPAYMENT RISK: When interest rates decline, the issuer of a mortgage-backed or other debt security may exercise an option to prepay the principal. This forces reinvestment in lower yielding securities.
     o EXTENSION RISK: When interest rates rise, the life of a mortgage-backed security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's income may decline during times of falling interest rates.

When the market is unfavorable, the fund's assets may be held temporarily in cash or invested in short-term obligations without limit. Although the fund would do this to reduce losses, defensive investments may conflict with and hurt the fund's efforts to achieve its investment objective. Likewise, Wright's efforts to maximize returns while minimizing risk may not be successful.

(Graphic - Assorted Nautical Flags)
WHO MAY WANT TO INVEST

You may be interested in the fund if you are seeking an actively managed well-diversified investment portfolio with the fund's objective of growth. The fund will be of particular interest to individuals wishing to have a professional investment adviser make the decision when to enter or exit different markets.

Advisor Shares have been created for use in 401(k) and similar retirement plans. Individual Shares were created for individuals who wish to invest directly or through their bank or other financial institution. The fund is intended for those seeking a long-term investment commitment.

(Graphic - Ship's Log)
PAST PERFORMANCE

The fund has not yet commenced operations.

(Graphic - Two Crossed Anchors with a $ in the center)
FEES AND EXPENSES

The table describes the estimated fees and expenses you may pay if you buy and hold shares of the fund.

                                                        Advisor   Individual
                                                        Shares      Shares(2)
-------------------------------------------------------------------------------
SHAREHOLDER FEES  Maximum deferred sales charge (load)    none       1.00%(1)
(paid directly from    (% of offering price)
your investment)
-------------------------------------------------------------------------------
ANNUAL FUND
OPERATING         Management fee                           0.20%       0.20%
EXPENSES          Distribution and service (12b-1) fees    0.50%       1.00%
(deducted directly                  Other expenses         1.00%       1.00%
from fund assets)
-------------------------------------------------------------------------------
     Total Operating Expenses                              1.70%       2.20%
-------------------------------------------------------------------------------
     Fee Waiver and Expense Reimbursement(4)              (0.20%)     (0.20%)
-------------------------------------------------------------------------------
     Net Operating Expenses(3)                             1.50%       2.00%
-------------------------------------------------------------------------------
     1 Shares  redeemed  during the first year after  purchase  are subject to a deferred sales charge of 1.00% deducted from redemption proceeds.
     2 Expenses are estimated since operations have not commenced.
     3 Under an  expense  offset  arrangement,  custodian  fees are  reduced  by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the above expense ratio. If reflected, the ratio would be:
-------------------------------------------------------------------------------
     Net Operating Expenses after Custodian Fee Reductions  1.49%      1.99%
-------------------------------------------------------------------------------
     4 Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit the expense ratio to 2.00%.

-----Side Bar Text-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----End Side Bar Text-----

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

                                         1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
Individual Shares with redemption          $303      $627     $1,078     $2,327
Individual Shares without redemption       $203      $627     $1,078     $2,327
Advisor Shares                             $153      $474     $  818     $1,791

INFORMATION ABOUT YOUR ACCOUNT
------------------------------------


HOW THE FUNDS VALUE THEIR SHARES

The price at which you buy, sell or exchange fund shares is the net asset value per share or NAV. Each fund's NAV is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) each day the Exchange is open. It is not calculated on days the Exchange is closed. The value of a fund's assets may change on days when the Exchange is not open. You will not be able to purchase, redeem or exchange the funds' shares on those days. The price for a purchase, redemption or exchange of fund shares is the next NAV calculated after your request is received.


When a fund calculates its NAV, it values the underlying funds at their asset values. Other portfolio securities are valued at the last current sales price on the market where the security is normally traded. Securities that cannot be valued at these closing prices are valued by Wright at fair value in accordance with procedures adopted by the trustees. This could happen if an event after the close of the market seemed likely to have a major impact on the price of securities traded on the market. Although each fund calculates its value each day the Exchange is open, the NAV reported to NASDAQ for distribution to news agencies will be delayed by one day.

-----Side Bar Text-----
                                 Determining NAV

Share price is determined by adding the value of a fund's investments, cash and other assets attributable to the class, deducting liabilities, and then dividing that amount by the total number of shares outstanding for that class.

-----End Side Bar Text-----

PURCHASING SHARES



PURCHASING SHARES FOR CASH
Shares of each fund are sold without an up-front sales charge at NAV. The minimum initial investment is $1,000 for either Advisor Shares or Individual Shares. There are no minimums for subsequent investments.

Waiver of the Minimum Initial Investment: The minimums may be waived for investments by bank trust departments, 401(k) or similar tax-sheltered retirement plans and automatic investment program accounts. The minimum initial investment will be reduced to $500 for shares purchased through certain investment advisers, financial planners, brokers or other intermediaries that charge a fee for their services. Each fund has the right to reject any purchase order, or limit or suspend the offering of its shares.

Authorized dealers, including investment dealers, banks or other institutions, may impose investment minimums higher than those imposed by the funds. They may also charge for their services. There are no charges if you purchase your shares directly from the funds.


BUYING FUND SHARES
     o If you are buying shares directly from a fund, please refer to your Shareholder Manual for instructions on how to buy fund shares.
     o If you buy shares through bank trust departments or other fiduciary institutions, please consult your trust or investment officer.
     o If you buy shares through a broker, please consult your broker for purchase instructions.
     o If you buy shares through an account with a registered investment adviser or financial planner, please contact your investment adviser or planner.
     o If you buy shares of a fund through a retirement plan, please consult your plan documents or speak with your plan administrator.

-----Side Bar Text-----
                                Paying for Shares

You may pay for shares by wire, check, Federal Reserve draft, or other negotiable bank draft, payable in U.S. dollars and drawn on U.S banks. Third party checks will not be accepted. A charge is imposed on any returned checks.

-----End Side Bar Text-----

DISTRIBUTION AND SERVICE PLANS


The funds have adopted a 12b-1 plan permitting each fund to pay a fee in connection with the distribution of its shares. Wright Investors' Service Distributors, Inc. (WISDI), the principal underwriter and distributor of each fund's shares, receives a distribution fee of up to 0.75% of the average daily net assets of the Individual Share class and up to 0.25% of the average daily net assets of the Advisor Share class. Because this fee is paid on an ongoing basis, this may cost you more than other types of sales charges over time.

The funds have also adopted a service plan. This plan allows WISDI to be reimbursed for payments to intermediaries for providing account administration and personal and account maintenance services to fund shareholders. The annual service fee may not exceed 0.25% of the average daily net assets of each class of shares.


-----Side Bar Text-----
                              Signature Guarantees

Signature guarantees are used to protect you and the fund from possible fraudulent requests for redeemed shares. They are required on all requests to change account application information and for certain redemption requests including any that direct that redemption proceeds be sent to other than the address of record. See the Shareholders Manual for more information.

-----End Side Bar Text-----

SELLING SHARES


You may redeem or sell shares of each fund on any business day. NO REDEMPTION REQUEST WILL BE PAID UNTIL YOUR SHARES HAVE BEEN PAID FOR IN FULL. IF THE SHARES TO BE REDEEMED REPRESENT AN INVESTMENT MADE BY CHECK, THE REDEMPTION PAYMENT WILL BE DELAYED UNTIL THE CHECK HAS BEEN COLLECTED, WHICH MAY TAKE UP TO FIFTEEN DAYS FROM THE DATE OF PURCHASE. Telephone and internet redemption procedures are described in the Shareholder Manual.

Redemption requests received in "proper form" before 4:00 p.m. New York time will be processed at that day's NAV. "Proper form" means that the applicable fund has received your request, all shares are paid for, and all documentation, along with any required signature guarantees, are included. Each fund normally pays redemption proceeds by check on the next business day to the address of record. Payment will be by wire if you specified this option on your account application.


-----Side Bar Text-----
                               Redemption Proviso
In times of drastic economic or market conditions, you may have difficulty selling shares by telephone or the internet, so you should send your request by mail or overnight delivery. These redemption options may be modified or terminated without notice to shareholders.

-----End Side Bar Text-----

Individual Shares are subject to a contingent deferred sales charge of 1% of the purchase price if sold within one year of purchase.

For more information about selling your shares, please refer to your Shareholder Manual or consult your trust officer, adviser or plan administrator. Involuntary Redemption If your account falls below $500 the fund may redeem your shares. You will receive notice 60 days before this happens. Your account will not be redeemed if the balance is below the minimum due to investment losses.

EXCHANGING SHARES

Individual  Shares may be exchanged  for  Individual  Shares of Catholic  Values
Investment Trust Equity Fund. Advisor Shares may be exchanged for Standard Shares of the Wright Managed Blue Chip Investment Funds. See the Shareholder Manual for detailed instructions.

You are limited to four "round-trip" exchanges each year. A round-trip exchange is an exchange of one fund into another Wright fund, and then back into the original fund. You will receive notice 60 days before the fund materially amends or terminates the exchange privilege.

-----Side Bar Text-----
                                  Market-Timers

The fund believes that use of the exchange privilege by investors utilizing market-timing strategies adversely affects other fund shareholders. Therefore, the fund generally will not honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are identified as those investors who repeatedly (more than once) make exchanges within a short period. The fund does not automatically redeem shares that are the subject of a rejected exchange request, but will honor any later redemption request.

-----End Side Bar Text-----

DIVIDENDS AND TAXES
-------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS


Unless you tell us that you want to receive your distributions in cash, they are reinvested automatically in fund shares. Each fund generally makes two different kinds of distributions:


     o CAPITAL GAINS FROM THE SALE OF INVESTMENTS OR OTHER TRANSACTIONS. The fund will distribute any net realized capital gains annually, normally in December. Capital gains are the main source of distributions paid by the fund.

     o NET INVESTMENT INCOME FROM INTEREST OR DIVIDENDS. The fund generally will distribute its net investment income quarterly.

TAX CONSEQUENCES

Selling, redeeming, or exchanging mutual fund shares may result in a gain or a loss and is a taxable event. Distributions, whether received in cash or reinvested in additional shares of a fund, are subject to federal income tax.

         Transaction                                     Tax Status

         Income dividends                              Ordinary income
         Short-term capital gains distribution         Ordinary income
         Long-term capital gains distribution          Long-term capital gains

The international fund may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments. This will reduce the yield or total return on those investments and may affect the return of a fund if it invests in the international fund.

Your investment in a fund could have additional tax consequences. Please consult your tax advisor on federal, state, local or other applicable tax laws.

-----Side Bar Text-----
                               Tax Considerations

  Unless your investment is in a tax-deferred account you may want to avoid:

 o Investing in a fund near the end of its fiscal year; if the fund makes a distribution of net investment income or capital gains you will receive some of your investment back as a taxable distribution.

 o Selling shares at a loss for tax purposes and making an investment in the same fund within 30 days before or after the sale. This results in a "wash sale and you will not be allowed to claim a tax loss.

-----End Side Bar Text-----

MANAGING THE FUNDS
-------------------------------------------------------------------------------


WRIGHT INVESTORS SERVICE, THE INVESTMENT ADVISER


Wright Investors' Service, Inc. manages the funds and their investments. Wright is located at 440 Wheelers Farms Road, Milford, CT 06460. Wright receives a monthly advisory fee for its services in the amount of 0.20% annually of each fund's average daily net assets. Wright also receives advisory fees from the underlying funds.


Wright is a leading independent international investment management and advisory firm with more than 35 years experience. Wright manages about $4 billion of assets in portfolios of all sizes and styles as well as a family of mutual funds. The Wright Asset Allocation Trust may invest in as many as nine of these funds.

Wright developed Worldscope(R), one of the world's largest and most complete databases of financial information, which currently includes more than 23,000 companies in 54 nations. Using a bottom-up fundamental approach, Wright systematically identifies those companies in the Worldscope(R) database that meet minimum standards of prudence and thus are suitable for consideration by fiduciary investors. These companies are then subjected to extensive analysis and evaluation to identify those that meet Wright's standards of investment quality. These standards focus on liquidity, financial strength, stability of profits and growth.

Only those companies meeting or exceeding these standards are eligible for selection by the Wright investment committee for inclusion on an Approved Wright Investment List (AWIL). There are separate AWILs for U.S. companies, non-U.S. companies, small companies and fixed income securities. Different standards may apply to each list. For example, smaller companies may have a lower market capital requirement but a higher standard of profitability and growth. All the companies on the lists are considered by Wright to be "Blue Chips." This means that the companies have established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets.

-----Side Bar Text-----
                             Fundamental Analysis

The analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets. It differs from technical analysis which relies on price and volume movements of stocks and does not concern itself with financial statistics.

                      "Bottom-Up" Approach to Investing

The analysis of company information before considering the impact of industry and economic trends. It differs from the "top-down" approach which looks first at the economy, then the industry and last the company.

-----End Side Bar Text-----

INVESTMENT COMMITTEE

An investment committee of senior officers controls the investment selections, policies and procedures of the fund. These officers are experienced analysts with different areas of expertise, and have over 195 years of combined service with Wright. The committee makes all decisions for the asset allocation model for the fund of funds and for the selection, purchase and sale of all securities for the Blue Chip Funds. The investment committee consists of the following members:

         Committee Member           Title                                                     Joined Wright in
-------------------------------------------------------------------------------------------------------------------

         Peter M. Donovan, CFA      President and Chief Executive Officer                        1966
         Judith R. Corchard         Chairman of the investment committee                         1960
                                    Executive Vice President - Investment Management
         Jatin J. Mehta, CFA        Executive Vice President                                     1969
         Michael F. Flament, CFA    Senior Vice President - Investment and Economic Analysis     1972
         James P. Fields, CFA       Senior Vice President - Fixed Income Investments             1982
         Amit S. Khandwala          Senior Vice President - International Investments            1986
         Charles T. Simko, Jr., CFA Senior Vice President - Investment Research                  1985
         Patricia J. Pierce, CFA    Senior Vice President - Equities                             1999
         George F. Faherty, CFA     Vice President - Equities                                    2000


MASTER/FEEDER FUND STRUCTURE

Five of the Blue Chip Funds in which the funds may invest are organized as "master" funds. These include:

     o  Wright Selected Blue Chip Equities Portfolio
     o  Wright International Blue Chip Equities Portfolio
     o  Wright U.S. Treasury Portfolio
     o  Wright U.S. Government Near Term Portfolio
     o  Wright Current Income Portfolio

These portfolios are organized as trusts and are treated as partnerships for federal tax purposes. Partnerships are "pass-through-entities" which means that they do not pay federal taxes; instead, all of their realized gains or losses, other income, and expenses are allocated to, and taken into account for tax purposes by, the funds and the other investors in the portfolios.

-----Side Bar Text-----
                                  Administrator

Eaton Vance Management serves as the fund's administrator and is responsible for managing its daily business affairs. Eaton Vance's services include operating the fund's order room, recordkeeping, preparing and filing documents required to comply with federal and state securities laws, supervising activities of the fund's custodian and transfer agent, providing assistance in connection with the trustees' and shareholders' meetings and other administrative services.

-----End Side Bar Text-----

THE EURO

The European countries have adopted the Euro as their common currency. Existing national currencies of these countries will be sub-currencies of the Euro until July 1, 2002, when the old currencies will disappear entirely. The introduction of the Euro presents some possible risks, which could adversely affect the value of securities held by the fund, as well as possible adverse tax consequences. There could be unpredictable effects on trade and commerce, resulting in increased volatility for all financial markets.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------




This financial highlight will help you understand the fund's financial performance for the period indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Deloitte & Touche LLP, independent certified public accountants, audited this information. Their report is included in the fund's annual report, which is available upon request.

                                                       From July 14, 1999
                                                       (start of business) to
WRIGHT MANAGED GROWTH WITH INCOME FUND (WGIF)            December 31, 1999
------------------------------------------------------------------------------

                                                         Advisor Shares

Net asset value, beginning of year                       $   10.000
                                                          ---------

Income from investment operations:
  Net investment income1                                 $    0.058
  Net realized and unrealized gain                            0.357
                                                          ---------
   Total income from investment operations               $    0.415
                                                          ---------


Less distributions declared to shareholders:
  From net investment income                             $   (0.044)
  In excess of net investment income                         (0.158)
  From realized gain on investments                              -
  From paid-in capital                                       (0.023)
                                                           ---------

   Total distributions                                   $   (0.225)
                                                           ---------


Net asset value, end of period                           $   10.190
                                                          ===========

Total return(2)                                              14.40%

Ratios/Supplemental Data(1):
  Net assets, end of period (000 omitted)                $    6,317
  Ratio of expenses to average net assets                     2.01%(3)
  Ratio of expenses after custodian fee
   reduction to average net assets(4)                         1.97%(3)
  Ratio of net investment income to average net assets        1.04%(3)
  Portfolio turnover rate                                       18%
--------------------------------------------------------------------------

1 During the period presented, the investment adviser and the principal underwriter reduced their fees and the investment adviser was allocated a portion of the operating expenses. Had such action not been undertaken, the net investment loss per share and the ratios would have been as follows:

                                                                  1999

Net investment loss per share                               $   (0.025)
                                                             ===========
Annualized Ratios (as a percentage of average net assets):

  Expenses                                                        3.49%(3)
                                                              ===========
  Expenses after custodian fee reduction(4)                       3.45%(3)
                                                              ===========
  Net investment loss                                            (0.44%)(3)
                                                              ===========

-------------------------------------------------------------------------------

2 Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.
3 Annualized.
4 Custodian fees were reduced by credits resulting from cash balances the fund maintained with the custodian. The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC.
440 Wheelers Farms Road, Milford, CT 06460





FOR MORE INFORMATION

Additional information about the funds' investments will be available in the fund's semi-annual and annual reports to shareholders. The funds' annual report will contain a discussion of the market conditions and investment strategies that affected the funds' performance over the first year of its operations.

You may wish to read the Statement of Additional Information (SAI) for more information on the funds and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the semi-annual and annual reports and the SAI, request other information or get answers to your questions about the fund by writing or calling:

WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC.
440 WHEELERS FARMS ROAD
MILFORD, CT 06460
(800) 888-9471
E-MAIL: funds@wrightinvestors.com

Copies of documents and application forms can be viewed and downloaded from Wright Investors' Service website: www.wrightinvestors.com.

Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site at http://www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (800) SEC-0330. Copies of documents may also be obtained by sending your request and the appropriate duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic mail at publicinfo@sec.gov.

Investment Company Act File Number............................811-09263

                                           STATEMENT OF ADDITIONAL INFORMATION
                                                                ADVISOR SHARES
                                                             INDIVIDUAL SHARES
                                                                August__, 2000




                        THE WRIGHT ASSET ALLOCATION TRUST

-------------------------------------------------------------------------------



                     Wright Managed Growth with Income Fund
                     Wright Managed Income with Growth Fund
                           Wright Managed Growth Fund


                                255 State Street
                           Boston, Massachusetts 02109


-------------------------------------------------------------------------------



                                TABLE OF CONTENTS

                                                                    Page


The Wright Asset Allocation Trust....................................2
The Funds and Their Investment Objectives and Policies...............2
Investment Policies and Other Information About
  the Underlying Blue Chip Funds.....................................2
Investment Restrictions..............................................7
Officers and Trustees................................................8
Control Persons and Principal Holders of Shares.....................10
Investment Advisory and Administrative Services.....................10
Custodian and Transfer Agent........................................11
Independent Certified Public Accountants............................11
Brokerage Allocation................................................12
Pricing of Shares...................................................12
Taxes...............................................................12
Calculation of Performance and Yield Quotations.....................14
Financial Statements................................................15
APPENDIX............................................................17


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the funds' prospectus dated August __, 2000, which is incorporated by reference herein. The information in this Statement of Additional Information expands on information contained in the prospectus. The prospectus can be obtained without charge by contacting the Distributor at the phone number or address below.



                  WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC.
                             PRINCIPAL DISTRIBUTORS
                             440 Wheelers Farms Road
                                Milford, CT 06460
                                1-(800)-888-9471

THE WRIGHT ASSET ALLOCATION TRUST


     The Wright Asset Allocation Trust is an open-end management company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 17, 1997. Each fund is a diversified series of the Trust.


     The Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if only the interests of the fund are affected, a majority of the fund's outstanding shares. The trustees are authorized to make amendments to the Declaration of Trust without shareholder approval that do not have a material adverse effect on the interests of shareholders. The Trust may be terminated (1) upon the sale of the Trust's assets to another investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient, or (2) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its Trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Trust's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Trust has been advised by counsel that the risk of any shareholder incurring any liability for the obligations of a Trust is extremely remote. The funds' investment adviser, Wright Investors' Service, Inc. ("Wright"), does not consider this risk to be material.



THE FUNDS AND THEIR INVESTMENT OBJECTIVES AND POLICIES


     The Wright Asset Allocation Trust currently offers three series:

                  Wright Managed Growth with Income Fund (WGI)
                  Wright Managed Income with Growth Fund (WIG)
                        Wright Managed Growth Fund (WGR)

     All three funds seek high total return consisting of price appreciation plus income but with different emphases. WGI emphasizes price appreciation but also strives for some income. WIG seeks a high level of income with some price appreciation. WGR seeks price appreciation and reduced risk. Income is not a consideration. Each fund seeks to meet its investment objective by allocating its assets among the Blue Chip Funds described in the prospectus. Capitalized terms used in this Statement of Additional Information have the same meaning as in the prospectus.



INVESTMENT POLICIES AND OTHER INFORMATION ABOUT THE UNDERLYING BLUE CHIPS

     Each fund will concentrate its investments in the underlying Blue Chip Funds, which are mutual funds. Mutual funds pool the investments of many investors and use professional management to select and purchase securities of different issuers for their portfolios. Any investment in a mutual fund involves risk. Even though the funds may invest in a number of the underlying Blue Chip Funds, this investment strategy cannot eliminate investment risk. Investing in mutual funds through a fund involves additional and duplicative expenses that would not be present if an investor were to invest directly in the underlying funds.

     Under certain circumstances an underlying Blue Chip Fund may elect pay for shares redeemed by a fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash. As a result, a fund may hold securities distributed by an underlying Blue Chip Fund until such time as Wright determines it appropriate to dispose of such securities. Such disposition will impose additional costs on the fund.

     The types of securities that may be acquired by the underlying Blue Chip Funds and the various investment techniques which they may employ, including the risks associated with these investments, are described below. References to "fund" and "funds" in this section refer only to the underlying Blue Chip Funds.

EQUITY SECURITIES

     COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

     PREFERRED STOCKS AND CONVERTIBLE SECURITIES. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible debt securities in which a fund invests generally are rated at the time of investment in one of the top two rating categories by a nationally recognized rating organization or their unrated equivalent.

     FOREIGN SECURITIES. Wright International Blue Chip Equities Fund may invest in foreign securities. Investing in securities of foreign governments or securities issued by companies whose principal business activities are outside the United States may involve significant risks not associated with domestic investments. It is anticipated that in most cases, the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S. Securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the U.S.

     The limited liquidity of certain foreign markets may affect the fund's ability to accurately value its assets invested in such market. In addition, the settlement systems of certain foreign countries are less developed than the U.S., which may impede the fund's ability to effect portfolio transactions. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in exchange control regulations, expropriation or confiscatory taxation, limitation on removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.


     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Investments in securities of foreign governments and companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries. In addition, assets of Wright International Blue Chip Equities Fund may temporarily be held in bank deposits in foreign currencies during the completion of investment programs. Therefore, the value of the fund's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the fund values its assets daily in U.S. dollars, the fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The fund will convert currency on a spot basis from time to time and will incur costs in connection with such currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. The fund does not intend to speculate in foreign currency exchange rates.


     As an alternative to spot transactions, the fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward" contracts) or purchase currency call or put options. A forward contract involves an obligation to purchase or sell a specific currency at a future date and price fixed by agreement between the parties at the time of entering into the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally involves no deposit requirement and no commissions are charged at any stage for trades. The fund intends to enter into such contracts only on net terms. The purchase of a put or call option is an alternative to the purchase or sale of forward contracts and will be used if the option premiums are less then those in the forward contract market.

     The fund may enter into forward contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security quoted or dominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. This is accomplished by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction ("transaction hedging"). Such forward contract transactions will enable the fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date of payment for the security.

     Second, when Wright believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of the securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies will change as a consequence of fluctuations in the market value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency exchange rates and the implementation of a short-term hedging strategy are highly uncertain.

     The fund will place cash or liquid securities in a segregated account. The amount of such segregated assets will be at least equal to the value of the fund's total assets committed to the consummation of forward contracts involving the purchase of forward currency. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund's commitments with respect to such contracts.

     At the maturity of a forward contract, the fund may elect to sell the portfolio security and make delivery of the foreign currency. Alternatively, the fund may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an identical offsetting contract from the same currency trader.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the fund intends to sell the security and the market value of the security is less than the amount of foreign currency that the fund is obligated to deliver. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency that the fund is obligated to deliver.

     If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been a change in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward contract prices decline during the period between the date the fund enters into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The fund will not speculate in forward contracts and will limit its use of such contracts to the transactions described above. Of course, the fund is not required to enter into such transactions with respect to its portfolio securities and will not do so unless deemed appropriate by Wright. This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the fund can achieve at some future time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might be realized if the value of such currency increases.



FIXED INCOME SECURITIES

     Generally. Investments in fixed income securities may subject the fund to risks, including the following.

     INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

     DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

     CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the life of a security is extended beyond the expected prepayment time, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.


     CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     U.S. GOVERNMENT SECURITIES. U.S. Government securities include: bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association and the Federal Home Loan
Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments will include Government National Mortgage Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. While the U.S. Government guarantees the payment of principal and interest on GNMA
Certificates, the market value of the securities is not guaranteed and will fluctuate.

     MORTGAGE-RELATED  SECURITIES.  Wright  Total  Return  Bond Fund and  Wright
Current Income Fund may invest in mortgage-related securities, including collateralized mortgage obligations ("CMOs") and other derivative mortgage-related securities. These securities will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, supported by mortgage collateral that is insured, guaranteed or otherwise backed by the U.S. Government or its agencies or instrumentalities. THE FUNDS DO NOT INVEST IN THE RESIDUAL CLASSES OF CMOS, STRIPPED MORTGAGE-RELATED SECURITIES, LEVERAGED FLOATING RATE INSTRUMENTS OR INDEXED SECURITIES.

     Mortgage-related securities represent participation interests in pools of adjustable and fixed mortgage loans. Unlike conventional debt obligations, mortgage-related securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-related securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, a fund may fail to recover the full amount of its investment in mortgage-related securities purchased at a premium, notwithstanding any direct or indirect governmental or agency guarantee. The fund may realize a gain on mortgage-related securities purchased at a discount. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-related securities are less effective than conventional bonds in "locking in" a specified interest rate. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-related securities. Extending the average life of a mortgage related security increases the risk of depreciation due to future increases in market interest rates.

     A fund's investments in mortgage-related securities may include conventional mortgage pass-through securities and certain classes of multiple class CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities.

     Different types of mortgage-related securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-related securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

MONEY MARKET INSTRUMENTS

     CERTIFICATES OF DEPOSIT - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     BANKERS' ACCEPTANCES - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     COMMERCIAL PAPER - refers to promissory notes issued by corporations in order to finance their short-term credit needs.

     FINANCE COMPANY PAPER - refers to promissory notes issued by finance companies in order to finance their short-term credit needs.

     CORPORATE OBLIGATIONS - include bonds and notes issued by corporations in order to finance longer-term credit needs.

     FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. A fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

     Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in terms of yield to maturity, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities may take place at a later date. Normally, the settlement date occurs 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time a fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities, the fund would earn no income; however, it is intended that the funds will be fully invested to the extent practicable and subject to the policies stated above. While forward commitments and when-issued securities may be sold prior to the settlement date, it is intended that such securities will be purchased for a fund with the purpose of actually acquiring them unless a sale appears to be desirable for investment reasons. At the time a commitment to purchase securities on a when-issued basis is made for a fund, the transaction will be recorded and the value of the security reflected in determining the fund's net asset value.

     A fund will establish a segregated account containing cash and liquid securities equal in value to commitments for when-issued securities. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of a fund's when-issued commitments. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held by a fund are subject to changes in value based upon the public's perception of the credit worthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the market value of the fund's net assets than if cash were solely set aside to pay for when-issued securities.

     LENDING PORTFOLIO SECURITIES. A fund may seek to increase income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission, such loans are required to be secured continuously by collateral in cash or liquid assets held by the fund's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The fund would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The fund would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.

     During the existence of a loan, a fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest, if any, on investment of the collateral. However, the fund may at the same time pay a transection fee to such borrowers and administrative expenses, such as finders' fees to third parties. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by Wright to be of good standing and when, in the judgment of Wright, the consideration which can be earned from securities loans of this type justifies the attendant risk. The financial condition of the borrower will be monitored by Wright on an ongoing basis and collateral values will be continuously maintained at no less than 100% by "marking to market" daily. If Wright decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of a fund's total assets.

     REPURCHASE AGREEMENTS. A fund may enter into repurchase agreements only with large, well-capitalized banks or government securities dealers that meet Wright's credit standards. Repurchase agreements involve the purchase of U.S. Government securities or of other high-quality, short-term debt obligations. At the same time a fund purchases the security, it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. These transactions, which are like short-term loans, afford an opportunity for a fund to earn a return on cash which is only temporarily available. A fund's risk is the ability of the vendor to pay an agreed-upon sum upon the delivery date, and each fund believes the risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement. However, bankruptcy or insolvency proceedings affecting the vendor of the security which is subject to the repurchase agreement, prior to the repurchase, may result in a delay in a fund being able to resell the security.

     In all cases when entering into repurchase agreements with other than FDIC insured depository institutions, the funds will take physical possession of the underlying collateral security, or will receive written confirmation of the purchase of the collateral security and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or will be the recorded owner of the collateral security through the Federal Reserve Book-Entry System.

     Repurchase agreements are considered loans under the Investment Company Act of 1940 (the "1940 Act").

     DEFENSIVE INVESTMENTS. During periods of unusual market conditions, when Wright believes that investing for temporary defensive purposes is appropriate, all or a portion of a fund's assets may be held in cash or invested in short-term obligations. Short-term obligations include but are not limited to short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities); commercial paper which at the date of investment is rated A-1 by Standard & Poor's Ratings Group ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by such rating organizations, is deemed by Wright pursuant to procedures established by the Trustees to be of comparable quality; short-term corporate obligations and other debt instruments which at the date of investment are rated AA or better by S&P or Aa or better by Moody's or, if unrated by such rating organizations, are deemed by Wright pursuant to procedures established by the trustees of the Trust to be of comparable quality; and certificates of deposit, bankers' acceptances and time deposits of domestic banks which are determined to be of high quality by Wright pursuant to procedures established by the trustees. A fund may invest in instruments and obligations of banks that have other relationships with the fund, Wright or Eaton Vance Management, the administrator ("Eaton Vance" or "Administrator"). No preference will be shown towards investing in banks which have such relationships.


INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by each fund and may be changed only by the vote of a majority of the fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the fund if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the fund. Accordingly, each fund may not:

     (1) With respect to 75% of the total assets of the fund, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the fund, except that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies;

     (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940. In addition, the fund may not issue bonds, debentures or senior equity securities, other than shares of beneficial interest;

     (3) Purchase securities on margin (but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

     (4)     Underwrite or participate in the marketing of securities of others;

     (5) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the fund's total assets taken at market value at the time of such investment (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and (b) securities of other investment companies;

     (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

     (7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities, except that the fund may purchase and sell financial futures contracts, options on financial futures contracts and all types of currency contracts; or

     (8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.


     Each fund has adopted the following investment policy which may be changed by the trustee without approval by the fund's shareholders. As a matter of nonfundamental policy, each fund will not invest more than 15% of net assets in illiquid investments. If a fund's holdings of illiquid securities exceed 15% of its net assets, the fund will take steps necessary to reduce these holdings in its ordinary course of business. In addition, a fund will not purchase securities while bank borrowing exceeds 5% of total assets.


     The 1940 Act currently allows a fund to borrow (1) for any reason from banks or by entering into reverse repurchase agreements in an amount not exceeding one-third of the fund's total assets and (2) for temporary purposes (presumed to mean not more than 60 days). If a fund's borrowings under clause
(1) later exceeds one-third of the fund's total assets, the fund must reduce its borrowings below this level within three business days.


     Except for the funds' investment policies with respect to borrowing money and investing in illiquid securities, if a percentage restriction contained in a fund's investment policies is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the fund's net assets will not be considered a violation of such restriction.


OFFICERS AND TRUSTEES

     The officers and trustees of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, Wright, The Winthrop Corporation ("Winthrop"), Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent company, Eaton Vance Corp. ("EVC"), or Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV") by virtue of their affiliation with either the Trust, Wright, Winthrop, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

PETER M. DONOVAN (57), President and Trustee*
President, Chief Executive Officer and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 440 Wheelers Farms Road, Milford, CT 06460

H. DAY BRIGHAM, JR. (73), Vice President, Secretary and Trustee*
Retired, Vice President, Chairman of the Management Committee and Chief Legal Officer of Eaton Vance, BMR, EVC and EV and Director of EV and EVC; Director of Wright and Winthrop since February, 1997.
Address: 92 Reservoir Avenue, Chestnut Hill, MA 02467

JUDITH R. CORCHARD (61), Vice President and Trustee*
Executive Vice President, Investment Management: Senior Investment Officer; Chairman of the Investment Committee and Director of Wright and Winthrop. Ms. Corchard was appointed a Trustee of the Trust on December 10, 1997.
Address: 440 Wheelers Farms Road, Milford, CT 06460

A.M. MOODY, III (63), Vice President and Trustee*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 440 Wheelers Farms Road, Milford, CT 06460

DORCAS R HARDY (53), Trustee
President, Dorcas R. Hardy & Associates (a public policy and government relations firm), Spotsylvania, VA; Director, The Options Clearing Corporation and First Coast Service Options, Jacksonville, FL (FL Blue Cross Blue Shield subsidiary); 1996-1998 - Chairman and CEO of Work Recovery, Inc. (an advanced rehabilitation technology firm), Tucson AZ; 19861989 - U.S. Commissioner of Social Security. Ms. Hardy was elected a Trustee on December 9, 1998.
Address: 11407 Stonewall Jackson Drive, Spotsylvania, VA 22553

LELAND F. MILES (76), Trustee
President  Emeritus,   University  of  Bridgeport   (1987-present);   President,
University of Bridgeport (1974-1987); Director, United Illuminating Company.
Address: 332 North Cedar Road, Fairfield, CT 06430

LLOYD F. PIERCE (81), Trustee
Retired Vice Chairman (prior to 1984 - President), People's Bank, Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE (a software company).
Address: 140 Snow Goose Court, Daytona Beach, FL 32119

RICHARD E. TABER (51), Trustee
Chairman and Chief Executive Officer of First County Bank, Stamford, CT (1989-present).Mr.Taber was appointed a Trustee of the Trust on March 18, 1997.
Address: 117 Prospect Street, Stamford, CT 06904

RAYMOND VAN HOUTTE (75), Trustee
President Emeritus and Counselor of The Tompkins County Trust Company, Ithaca, NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Trustee Emeritus Paleontological Institution (since May, 1995).
Address: One Strawberry Lane, Ithaca, NY 14850

JAMES L. O'CONNOR (55), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 255 State Street, Boston, MA 02109

JANET E. SANDERS (64), Assistant Secretary and Assistant Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 255 State Street, Boston, MA 02109

WILLIAM J. AUSTIN, JR. (48), Assistant Treasurer
Assistant Vice President of Eaton Vance, BMR and EV. Officer of variou investment companies managed by Eaton Vance or BMR.
Address: 255 State Street, Boston, MA 02109

A. JOHN MURPHY (37), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 255 State Street, Boston, MA 02109

ERIC G. WOODBURY (42), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 255 State Street, Boston, MA 02109

     All of the trustees and officers hold identical positions with The Wright Managed Equity Trust, The Wright Managed Income Trust, The Wright EquiFund Equity Trust, The Wright Managed Blue Chip Series Trust, The Wright Blue Chip Master Portfolio Trust and Catholic Values Investment Trust. Each trustee who is not an employee of Wright, Winthrop, Eaton Vance, its parents or subsidiaries, including Mr. Brigham, receives annual compensation from the Trust. The trustees who are employees of Wright receive no compensation from the Trust. Non-affiliated trustees, including Mr. Brigham, also receive additional payments from other investment companies for which Wright provides investment advisory services. The Trust does not have a retirement plan for the trustees. See the following "Compensation Table."

     The Trust's Board of Trustees has established an Independent Trustees' Committee and an Audit Committe, each consisting of all of the Independent Trustees who are Messrs. Miles, Pierce (Chairman), Taber and Van Houtte and Ms. Hardy. The responsibilities of the Independent Trustees' Committee include those of a nominating committee for additional or replacement trustees of the Trust and a contract review committee for consideration of renewals or changes in the investment advisory agreements, distribution agreements and distribution plans and other agreements as appropriate. The responsibilities of the Audit Committee are: (a) to oversee the Trusts' accounting and financial reporting practices, their internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; and (c) to act as a liaison between the Trust's independent auditors and the full Board of Trustees.

                               COMPENSATION TABLE


                                 Compensation   Total Compensation from WGI Fund
                               from WGI Fund(1)     and  Funds' Complex(1)(2)


------------------------------------------------------------------------------
         H. Day Brigham, Jr.      $750                      $11,250
         Dorcas Hardy             $750                      $11,250
         Leland Miles             $750                      $11,250
         Lloyd F. Pierce          $750                      $11,250
         Richard E. Taber         $750                      $11,250
         Raymond Van Houtte       $750                      $ 8,250

------------------------------------------------------------------------------


     (1) For the fiscal year ended December 31, 1999 of Wright Managed Growth with Income Fund. The other two funds had not commenced operations on this date.
     (2) Includes service on other boards in the Wright Fund Complex for a total of 22 funds.




CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES


     As of April 1, 2000, the trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each fund.

     As of the same date, the following shareholders were record holders of the following percentages of the outstanding shares of Wright Managed Growth with Income Fund:


     Columbus Circle Trust Co/FBO           55.2%
     Wright Inv. Serv. Def. Sav. P/S/P
     Stamford, CT

     Columbus Circle Trust Co. Cust. FBP    26.0%
     R.S. Lamson & Sons
     Stamford, CT

     Ruane & Co.                             6.4%
     Agent for Dime Bank
     c/o Tompkins County Trust Co.
     Ithaca, NY

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

     The fund has engaged Wright to act as the fund's investment adviser pursuant to an Investment Advisory Contract (the "Investment Advisory Contract"). Wright, acting under the general supervision of the trustees, furnishes the fund with investment advice and management services, as described below. The School for Ethical Education, 440 Wheelers Farms Road, Milford, CT 06460, may be considered a controlling person of Wright's parent, Winthrop, and Wright by reason of its ownership of more than 25% of the outstanding shares of Winthrop.

     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of each of the funds, will furnish continuously an investment program with respect to the funds, will determine which securities should be purchased, sold or exchanged and will implement such determinations. Wright will be solely responsible for evaluating the investment merits of the funds' portfolio investments. Wright will furnish to the fund investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or trustees of the Trust. In return for these services, the fund is obligated to pay a monthly advisory fee calculated at the rate set forth in the funds' current prospectus.

     The investment adviser, the distributor and the fund have adopted codes of ethics governing personal securities transactions. Under the codes, Wright employees may purchase and sell securities subject to certain pre-clearance and reporting requirements and other procedures. These codes of ethics are on public file with, and available from, the Securities and Exchange Commission.

     The net assets of Wright Managed Growth with Income Fund as of December 31, 1999 were $6,317,280. For the period from the start of business July 14, 1999 through its fiscal year end of December 31, 1999 the advisory fee earned from the fund amounted to $4,802. To enhance the net income of the fund, Wright made a reduction of the entire amount of $4,802. In addition, $19,008 of expenses were allocated to the investment adviser.


     Each fund has engaged Eaton Vance to act as its administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees at the annual rate of 0.02% of each fund's average daily net assets.


     Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. Eaton Vance and EV are wholly owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.

     From the start of business July 14, 1999 to December 31, 1999, the effective annual rate was 0.02% for Wright Managed Growth with Income Fund, and the fee earned by the administrator amounted to $480.


     Each fund will be responsible for all of its expenses not expressly stated to be payable by Wright under its Investment Advisory Contract, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the fund's net asset value and keeping the fund's books; the cost of share certificates; membership dues to investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; expenses of trustees not affiliated with Eaton Vance or Wright; and investment advisory and administration fees. Each fund will also bear expenses incurred in connection with litigation in which the fund is a party and the legal obligation the fund may have to indemnify the officers and trustees of the Trust with respect thereto.

     Each fund's Investment Advisory Contract and Administration Agreement will remain in effect until February 28, 2001. The Investment Advisory Contract may be continued as to any fund from year to year thereafter so long as such continuance after February 28, 2001 is approved at least annually (i) by the vote of a majority of the trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the board of trustees or by vote of a majority of the outstanding shares of that fund. The funds' Administration Agreement may be continued from year to year after February 28, 2001 so long as such continuance is approved annually by the vote of a majority of the trustees. Each agreement may be terminated as to any fund at any time without penalty on sixty (60) days written notice by the board of trustees or directors of either party, or by vote of the majority of the outstanding shares of that fund. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the funds under such agreement on the part of Eaton Vance or Wright, neither Eaton Vance nor Wright, as the case may be, will be liable to the funds for any loss incurred.



CUSTODIAN AND TRANSFER AGENT


     IBT, 200 Clarendon Street, Boston, MA 02116, acts as custodian for each fund. IBT has the custody of all cash and securities of each fund, maintains each fund's general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the fund.

     PFPC, Inc., P.O. Box 9697, Providence, RI 02904 is each fund's transfer agent.



INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116-5022, is the Trust's independent certified public accountant, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

BROKERAGE ALLOCATION

     Wright places the portfolio security transactions for each fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other investment advisory accounts. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, Wright may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for its use in servicing its advisory accounts. Wright may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing all or less than all of its accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by each fund to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if it should attempt to develop comparable services and information through its own staff.

     Under each fund's Investment Advisory Contract, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met. This authority will not be exercised, however, until the prospectus or this Statement of Additional Information has been supplemented or amended to disclose the conditions under which Wright proposes to do so.

     The Investment Advisory Contract expressly recognizes the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges a fund a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.


     From the start of business July 14, 1999 to December 31, 1999, Wright Managed Growth with Income Fund paid no brokerage commissions.



PRICING OF SHARES


     For a description of how each fund values its shares, see "Information About Your Account -- How the Funds Values their Shares" in the funds' current prospectus. Each fund values securities with a remaining maturity of 60 days or less by the amortized cost method. The amortized cost method involves initially valuing a security at its cost (or its fair market value on the sixty-first day prior to maturity) and thereafter assuming a constant amortization to maturity of any discount or premium, without regard to unrealized appreciation or depreciation in the market value of the security. Foreign securities in which an underlying fund may invest may be listed primarily on foreign stock exchanges that may trade on days when the fund is not open for business. For this reason, the net asset value of an underlying fund's portfolio may be significantly affected by trading on days when an investor does not have access to the funds.

     Each fund will not price its securities on the following national holidays:
New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.


TAXES


     In order to qualify as a regulated investment company as described in the prospectus, each fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options and forward contracts) derived with respect to its business of investing in such stocks or securities and (2) diversify its holdings in compliance with the diversification requirements of Subchapter M of the Code so that, at the end of each quarter of the fund's taxable year, (a) at least 50% of the market value of the fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to not more than 5% of the value of the fund's total (gross) assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in securities of any one issuer (other than U.S. Government securities) or certain other issuers controlled by the fund.

     As a regulated investment company, a fund will not be subject to federal income tax on net investment income and net capital gains (short and long-term), if any, that it distributes to its shareholders if at least 90% of its investment company taxable income (i.e., all of its net taxable income other than the excess, if any, of net long-term capital gain over net short-term capital loss ("net capital gain"), for the taxable year is distributed in accordance with applicable timing requirements, but will be subject to tax at regular corporate rates on any investment company taxable income or net capital gain that is not so distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been received by shareholders on December 31, if the dividend is paid in the following January. Each fund intends to satisfy the distribution requirement in each taxable year. Each fund's distributions from investment company taxable income and net capital gain are generally treated as ordinary income and long-term capital gain, respectively, under the Code.


     Investment by a fund in the stock of a "passive foreign investment company" may cause the fund to recognize income prior to the receipt of distributions from such a company or to become subject to tax upon the receipt of certain excess distributions from, or upon disposition of its stock of, such a company, although an election may generally be available that would ameliorate some of these adverse tax consequences.



     Each fund is not subject to Massachusetts corporate excise or franchise tax. Provided that a fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.



CALCULATION OF PERFORMANCE AND YIELD QUOTATIONS

     The average annual total return of each fund is determined for a particular period by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the maximum public offering price (i.e. net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     The yield of each fund is computed by dividing its net investment income per share earned during a recent 30-day period by the maximum offering price (i.e. net asset value) per share on the last day of the period and analyzing the resulting figure. Net investment income per share is equal to the fund's dividends and interest earned during the period, with the resulting number being divided by the average daily number of shares outstanding and entitled to receive dividends during the period.

     The fund's yield is calculated according to the following formula:
                                    6
             Yield =  2  [(a-b  +  1)  - 1]
                          ---
                           cd

Where:

     a =  dividends and interest earned during the period.

     b =  expenses accrued for the period (after reductions).

     c =  the average daily number of shares outstanding during the period.

     d =  the net asset value per share on the last day of the period.

     Yield and effective yield will be based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses. A fund's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. A fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. In addition, the performance of a fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

     In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of a fund.

FINANCIAL STATEMENTS

     The audited financial statements of, and the independent auditors' report for the funds, appear in the funds' most recent annual reoprt to shareholders, and are incorporated by reference into this Statement of Additional Information. A copy of the annual report is attached to this Statement of Additional Information.


     Registrant incorporates by reference the audited financial information for Wright Managed Growth with Income Fund for the fiscal year ended December 31, 1999 as previously filed electronically with the Securities and Exchange Commission on February 25, 2000 (Accession Number 0000715165-00-000009).

APPENDIX

-------------------------------------------------------------------------------


WRIGHT QUALITY RATINGS

     Wright Quality Ratings provide the means by which the fundamental criteria for the measurement of quality of an issuer's securities for investment by an underlying Blue Chip Fund can be objectively evaluated.

     Each rating is based on 32 individual measures of quality grouped into four components: (1) Investment Acceptance, (2) Financial Strength, (3) Profitability and Stability, and (4) Growth. The total rating is three letters and a numeral. The three letters measure (1) Investment Acceptance, (2) Financial Strength, and
(3) Profitability and Stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A: Outstanding, B: Excellent,
C: Good, D: Fair, L: Limited, and N: Not Rated. The numeral rating reflects Growth and is a composite of eight individual standards ranging from 0 to 20.


EQUITY SECURITIES

     INVESTMENT ACCEPTANCE reflects the acceptability of a security by and its marketability among investors, and the adequacy of the floating supply of its common shares for the investment of substantial funds.

     FINANCIAL STRENGTH represents the amount, adequacy and liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratio of invested equity capital to debt, the adequacy of net working capital, its fixed charges coverage ratio and other appropriate criteria.

     PROFITABILITY AND STABILITY measures the record of a corporation's management in terms of (1) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (2) the profits or losses of the corporation during generally adverse economic periods, including its ability to withstand adverse financial developments.

     GROWTH per common share of the corporation's equity capital, earnings, and dividends - rather than the corporation's overall growth of dollar sales and income.

     These ratings are determined by specific quantitative formulae. A distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. The Committee may reduce a computed rating of any company, but may not increase it.


DEBT SECURITIES

     Wright ratings for commercial paper, corporate bonds and bank certificates of deposit consist of the two central positions of the four position alphanumeric corporate equity rating. The two central positions represent those factors which are most applicable to fixed income and reserve investments. The first, Financial Strength, represents the amount, the adequacy and the liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratios of (a) invested equity capital, and (b) long-term debt, total of corporate capital, the adequacy of net working capital, fixed charges coverage ratio and other appropriate criteria. The second letter represents Profitability and Stability and measures the record of a corporation's management in terms of:
(a) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (b) the profits and losses of the corporation during generally adverse economic periods, and its ability to withstand adverse financial developments.

     The first letter rating of the Wright four-part alphanumeric corporate rating is not included in the ratings of fixed-income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.

A-1 AND P-1 COMMERCIAL PAPER RATINGS BY S&P AND MOODY'S

     An S&P Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     `A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The `A-1' designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information.

     Issuers (or related supporting institutions) rated P-1 by Moody's have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well-established industries.

     - High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.


BOND RATINGS

     In addition to Wright quality ratings, bonds or bond insurers may be expected to have credit risk ratings assigned by the two major rating companies, Moody's and S&P. Moody's uses a nine-symbol system with Aaa being the highest rating and C the lowest. S&P uses a 10-symbol system that ranges from AAA to D. Bonds within the top four categories of Moody's (Aaa, Aa, A and Baa) and of S&P (AAA, AA, A and BBB) are considered to be of investment-grade quality. Bonds in the lowest investment grade category (BBB) may have speculative characteristics. Note that both S&P and Moody's currently give their highest rating to issuers insured by the American Municipal Bond Assurance Corporation (AMBAC) or by the Municipal Bond Investors Assurance Corporation (MBIA).

     Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher-rated categories. The rating of AA is accorded to issues where the capacity to pay principal and interest is very strong and they differ from AAA issues only in small degree. The AAA rating indicates an extremely strong capacity to pay principal and interest.

     Bonds rated A by Moody's are judged by Moody's to possess many favorable investment attributes and are considered as upper medium grade obligations. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater degree or there may be other elements present which make the long-term risks appear somewhat larger. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.

NOTE RATINGS

     In addition to Wright quality ratings, municipal notes and other short-term loans may be assigned ratings by Moody's or S&P.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. the designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                     PART C
                             ----------------------

                                Other Information



Item 23. Exhibits


         (a) (1) Declaration of Trust dated June 17, 1997 filed with the Trust's registration statement on Form N-1A, March 26, 1999 and incorporated herein by reference.

             (2) Amended and Restated Establishment and Designation of Series and Classes dated March 18, 1999, filed as Exhibit (a)(2) to Pre-Effective Amendment No. 1 on May 21, 1999 and incorporated herein by reference..

         (b) By-laws dated June 17, 1997 filed with the Trust's registration statement on Form N-1A, March 26, 1999 and incorporated herein by reference.

         (c)      Not applicable.

         (d)(1) a) Investment Advisory Contract between
                   the   Registrant   and   Wright   Investors'
                   Service, dated May 19, 1999 filed as Exhibit
                   (d)(1) to  Pre-Effective  Amendment No. 1 on
                   May 21, 1999 and incorporated herein by reference.
               (b) Form of  Revised  Schedules  A and B to the
                   Investment Advisory Contract, filed herewith.

            (2)(a) Administration  Agreement  between  the
                   Registrant and Eaton Vance Management, dated
                   May 19,  1999  filed as  Exhibit  (d)(2)  to
                   Pre-Effective  Amendment  No.  1 on May  21,
                   1999 and incorporated herein by reference.
               (b) Form of Revised Schedules A and B to the
                   Administration Agreement, filed herewith.

       (e) Distribution Contract between the Registrant and Wright Investors' Service Distributors, Inc., dated May 19, 1999 filed as Exhibit (e) to Pre-Effective Amendment No. 1 on May 21, 1999 and incorporated herein by reference.

       (f)      Not applicable.

       (g) (1) Master Custodian Agreement between Wright Managed Investment Funds and Investors Bank & Trust Company, dated December 19, 1990 filed as Exhibit (g)(1) to Pre-Effective Amendment No. 1 on May 21, 1999 and incorporated herein by reference.

           (2) Amendment to Master Custodian Agreement dated
               September 20, 1995 filed as Exhibit (g)(2) to
               Pre-Effective Amendment No.1 on May 21, 1999 and incorporated herein by reference.

           (3) Letter   Agreement   to   Master   Custodian
               Agreement   dated  May  19,  1999  filed  as
               Exhibit  (g)(3) to  Pre-Effective  Amendment
               No. 1 on May 21, 1999 and incorporated herein by reference.

     (h)   (1) Form of Transfer Agency Agreement between the
               Registrant and First Data Investor Services
               Group to be filed by Amendment.

           (2) (a) Service Plan for Advisor and  Individual
                   Shares,  dated May 19, 1999 filed as Exhibit
                  (h)(2) to  Pre-Effective  Amendment No. 1 on
                   May 21,  1999  and  incorporated  herein  by
                   reference.

               (b) Form of Amended and Restated Service Plan, filed herewith.

     (i)      Opinion of Counsel dated May 26, 2000 filed herewith.

     (j) Consent of Independent Certified Public Accountants filed herewith.

     (k)      Not applicable.

     (l) Share Purchase Agreement dated May 19, 1999 filed as Exhibit (l) to Pre-Effective Amendment No. 1 on May
              21, 1999 and incorporated herein by reference.

     (m) (1) Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, with respect to Individual and Advisor Shares, dated May 19, 1999 filed as Exhibit (m) to Pre-Effective Amendment No. 1 on May 21, 1999 and incorporated herein by reference.

        (2)   Form of Amended and Restated Distribution Plan, filed herewith.

     (n)      Not applicable.

     (o)(1) Multiple Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 filed as Exhibit
              (o) to Pre-Effective Amendment No. 1 on May 21, 1999 and incorporated herein by reference.

       (2)   Form of Amended and Restated Multiple Class Plan, filed herewith.

    (p) Power of Attorney dated March 18, 1999 filed as Exhibit (p) to Pre-Effective Amendment No. 1 on May 21, 1999 and incorporated herein by reference.

    (q) Codes of Ethics filed as Exhibit (q) to Post-Effective Amendment No. 1 on April 27, 2000 and incorporated herein by reference.



Item 24. Persons Controlled by or under Common Control with Registrant

         All of the following investment companies have Investment Advisory Contracts with Wright:

                        The Wright Asset Allocation Trust
                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust
                    The Wright Managed Blue Chip Series Trust
                        The Wright EquiFund Equity Trust
                        Catholic Values Investment Trust

         Each of the above investment companies is organized as a Massachusetts business trust.

         The Wright Blue Chip Master Portfolio Trust is organized as a New York trust.

Item 25. Indemnification

The Registrant's By-Laws filed as Exhibit (b) to the Trust's registration statement on Form N-1A contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the mater has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 26. Business and Other Connections of Investment Adviser

Reference is made to the information set forth under the captions "Officers and Trustees" and "Investment Advisory and Administrative Services" in the Statement of Additional Information, which information is incorporated herein by reference.



Item 27. Principal Underwriter

     (a) Wright Investors' Service Distributors, Inc. (a wholly-owned subsidiary of The Winthrop Corporation) acts as principal underwriter for each of the investment companies named below.

                        The Wright Asset Allocation Trust
                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust
                        The Wright EquiFund Equity Trust
                        Catholic Values Investment Trust

         (b)
                     (1)                                       (2)                                       (3)
             Name and Principal                        Positions and Officers                   Positions and Offices
               Business Address                    with Principal Underwriter                       with Registrant
    -----------------------------------------------------------------------------------------------------------------------------

               A.M. Moody III*                              President                        Vice President and Trustee
              Peter M. Donovan*                   Vice President and Treasurer                     President and Trustee
              Vincent M. Simko*                   Vice President and Secretary                          None
   --------------------------------------------------------------------------------------------------------------------------------

       *Address is 440 Wheelers Farms Road, Milford, CT 06460.


       (c)        Not applicable.

Item 28. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 255 State Street, Boston, MA 02109 or of the investment adviser, Wright Investors' Service, Inc., 440 Wheelers Farms Road, Milford, CT 06460. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.


Item 29. Management Services

                  Not Applicable.


Item 30. Undertakings

                  None.

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milford, and the State of Connecticut on the 30th day of May, 2000.

                                         THE WRIGHT ASSET ALLOCATION TRUST


                                    By:          Peter M. Donovan*
-------------------------------------------------------------------------------
                                          Peter M. Donovan, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 30th day of May, 2000.

Signature                                                   Title
-------------------------------------------------------------------------------

Peter M. Donovan*                           President, Principal
-------------------                      Executive Officer & Trustee
Peter M. Donovan

James L. O'Connor*                         Treasurer, Principal
-------------------                    Financial and Accounting Officer
James L. O'Connor

H. Day Brigham, Jr.*                            Trustee
---------------------
H. Day Brigham, Jr.

Judith R. Corchard*                             Trustee
---------------------
Judith R. Corchard

Dorcas R. Hardy*                                Trustee
---------------------
Dorcas R. Hardy

Leland Miles*                                   Trustee
---------------------
Leland Miles

/s/ A. M. Moody III                             Trustee
---------------------
A. M. Moody III

Lloyd F. Pierce*                                Trustee
----------------------
Lloyd F. Pierce

Richard E. Taber*                               Trustee
----------------------
Richard E. Taber

Raymond Van Houtte*                             Trustee
----------------------
Raymond Van Houtte


* By /s/ A. M. Moody III
------------------------
A. M. Moody III
Attorney-in-Fact

                                  Exhibit Index


     The following exhibits are filed as part of this Registration Statement pursuant to General Instructions E of form N-1A.


Exhibit No.                Description

  (d)(1)(b) Form of Revised Schedules A and B to the Investment
            Advisory Contract

  (d)(2)(b) Form of Revised Schedules A and B to the Administration Agreement

  (h)(2)(b) Form of Amended and Restated Service Plan

  (i)       Opinion of Counsel

  (j)       Consent of Independent Auditors

  (m)(1)    Form of Amended and Restated Distribution Plan

  (o)(2)    Form of Amended and Restated Multiple Class Plan.